Nuveen Minnesota Quality Municipal Income
Fund
Portfolio of Investments February 29, 2024
(Unaudited)
NMS
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 165.2% (99.9% of Total Investments)
X 122,897,188
MUNICIPAL BONDS - 165.2%  (99.9% of Total Investments) X 122,897,188
Education and Civic Organizations - 40.6% (24.6% of Total Investments)
City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci
Academy Project,Series 2016A:
$ 500 4.000%, 7/01/28 7/24 at 102.00 $ 479,426
50 5.000%, 7/01/36 7/24 at 102.00 47,629
500 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge
Academy Project, Series 2015A, 5.250%, 7/01/40
7/25 at 100.00 502,055
570 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 5.750%, 8/01/44
4/24 at 101.00 570,962
750 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 5.250%, 8/01/43
8/27 at 102.00 749,962
100 Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street
School of Performing Arts Project, Series 2016A, 5.000%, 7/01/47
7/26 at 100.00 84,968
2,200 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy
Project, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 2,113,025
1,575 Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon
Academy Project, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 1,384,262
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A:
300 6.000%, 7/01/33 4/24 at 100.00 300,235
1,425 6.000%, 7/01/43 4/24 at 100.00 1,425,601
1,255 Minnesota Department of Iron Range Resource and Rehabilitation,
Educational Facilities Revenue Bonds, Series 2023A, 5.000%, 10/01/41
10/33 at 100.00 1,428,227
Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel
University, Refunding Series 2017:
500 5.000%, 5/01/37 5/27 at 100.00 490,517
2,000 5.000%, 5/01/47 5/27 at 100.00 1,847,639
Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Refunding Series 2017:
1,580 4.000%, 3/01/42 3/27 at 100.00 1,581,688
1,165 5.000%, 3/01/44 3/27 at 100.00 1,205,277
2,000 Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Series 2023, 5.000%, 3/01/53
3/33 at 100.00 2,156,838
Minnesota Higher Education Facilities Authority, Revenue Bonds, College of
Saint Scholastica, Inc., Refunding Series 2019:
500 4.000%, 12/01/34 12/29 at 100.00 494,723
425 4.000%, 12/01/40 12/29 at 100.00 390,814
305 Minnesota Higher Education Facilities Authority, Revenue Bonds, College of
St. Benedict, Series 2016-8K, 4.000%, 3/01/43
3/26 at 100.00 280,314
600 Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester
College, Refunding Series 2017, 4.000%, 3/01/48
3/27 at 100.00 580,670
225 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Catherine University, Refunding Series 2018A, 5.000%, 10/01/45
10/28 at 100.00 228,245
750 Minnesota Higher Education Facilities Authority, Revenue Bonds, University
of Saint Thomas, Series 2019, 5.000%, 10/01/35
10/29 at 100.00 815,085
Minnesota Higher Education Facilities Authority, Revenue Bonds, University of
Saint Thomas, Series 2022B:
710 4.125%, 10/01/41 10/30 at 100.00 712,446
2,445 5.000%, 10/01/47 10/30 at 100.00 2,563,411
705 Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope
Charter School Project, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 635,543
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Community of Peace Academy Project, Series 2019:
500 5.000%, 12/01/39 12/29 at 100.00 501,873
1,250 4.000%, 12/01/49 12/29 at 100.00 1,003,805
1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Hmong College Prep Academy Project, Refunding
Series 2020A, 5.000%, 9/01/40
9/30 at 100.00 971,560

Nuveen Minnesota Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

NMS
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A:
$ 360 5.300%, 7/01/45 7/25 at 100.00 $ 349,676
510 5.375%, 7/01/50 7/25 at 100.00 493,572
1,680 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A,
5.000%, 7/01/44
4/24 at 100.00 1,605,546
390 Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue
Bonds, Saint Paul Conservatory for Performing Artists Charter School Project,
Series 2013A, 4.625%, 3/01/43
4/24 at 100.00 335,249
1,000 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy
Project, Series 2016A, 5.000%, 10/01/41
10/26 at 100.00 922,882
St. Paul Housing and Redevelopment Authority, Minnesota, Charter School
Revenue Bonds, Higher Ground Academy Charter School, Series 2018:
500 5.000%, 12/01/43 12/26 at 102.00 491,342
500 5.125%, 12/01/49 12/26 at 102.00 487,059
Total Education and Civic Organizations 30,232,126
Health Care - 35.7% (21.6% of Total Investments)
250 Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo
Hospital Project, Refunding Series 2016, 4.000%, 3/01/32
3/26 at 100.00 245,692
180 City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe
Regional Health Services Project, Series 2017, 5.000%, 4/01/41
4/27 at 100.00 183,296
Duluth Economic Development Authority, Minnesota, Health Care Facilities
Revenue Bonds, Essentia Health Obligated Group, Series 2018A:
1,400 5.000%, 2/15/43 2/28 at 100.00 1,433,479
5,050 5.000%, 2/15/53 2/28 at 100.00 5,112,189
430 Duluth Economic Development Authority, Minnesota, Health Care Facilities
Revenue Bonds, Saint Luke's Hospital of Duluth Obligated Group, Series
2021A, 3.000%, 6/15/44
6/31 at 100.00 327,244
150 Duluth Economic Development Authority, Minnesota, Health Care Facilities
Revenue Bonds, Saint Luke's Hospital of Duluth Obligated Group, Series
2022B, 5.250%, 6/15/47
6/32 at 100.00 154,867
Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional
Health Services Project, Series 2013:
400 4.000%, 4/01/27 4/24 at 100.00 398,605
230 4.000%, 4/01/31 4/24 at 100.00 228,490
500 Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds,
North Memorial Health Care, Series 2015, 4.000%, 9/01/35
9/25 at 100.00 493,452
Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North
Memorial Health Care, Series 2017:
200 5.000%, 5/01/31 5/27 at 100.00 207,684
165 5.000%, 5/01/32 5/27 at 100.00 170,793
Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina Health
System, Series 2021:
1,500 4.000%, 11/15/36 11/31 at 100.00 1,544,741
500 4.000%, 11/15/39 11/31 at 100.00 502,903
265 Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health
Services, Series 2015A, 4.000%, 11/15/40
11/25 at 100.00 252,278
Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health
Services, Series 2018A:
1,000 4.000%, 11/15/48 11/28 at 100.00 890,956
1,000 Minnesota Agricultural and Economic Development Board, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2024A,
5.250%, 1/01/54
1/34 at 100.00 1,100,531
915 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Series 2018A, 4.000%, 11/15/48
5/28 at 100.00 907,625
1,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2016A, 4.000%, 5/01/37
5/26 at 100.00 986,001
1,675 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2019, 5.000%, 5/01/48
5/29 at 100.00 1,753,049

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 3,920 Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care
Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series
2015A, 4.000%, 7/01/35
7/25 at 100.00 $ 3,923,326
Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care
Revenue Bonds, Fairview Health Services, Series 2017A:
230 4.000%, 11/15/36 11/27 at 100.00 225,971
240 4.000%, 11/15/37 11/27 at 100.00 233,394
2,170 4.000%, 11/15/43 11/27 at 100.00 1,998,138
1,000 5.000%, 11/15/47 11/27 at 100.00 1,016,112
905 Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital
Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36
4/24 at 100.00 905,625
Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis
Regional Medical Center, Refunding Series 2014:
765 4.000%, 9/01/31 9/24 at 100.00 753,242
630 5.000%, 9/01/34 9/24 at 100.00 632,321
Total Health Care 26,582,004
Housing/Multifamily - 2.2% (1.3% of Total Investments)
1,600 Coon Rapids, Minnesota, Multifamily Housing Revenue Bonds, Tralee Terrace
Apartments Project, Series 2010, 4.500%, 6/01/26
4/24 at 100.00 1,601,391
Total Housing/Multifamily 1,601,391
Housing/Single Family - 0.1% (0.1% of Total Investments)
45 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2013C, 3.900%, 7/01/43
4/24 at 100.00 43,303
20 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2014C, 3.500%, 1/01/32
7/24 at 100.00 19,804
Total Housing/Single Family 63,107
Industrials - 6.2% (3.7% of Total Investments)
Minneapolis, Minnesota, Limited Tax Supported Development Revenue
Bonds,  Common Bond Fund Series 2013-1:
1,400 4.500%, 6/01/33 6/24 at 100.00 1,405,919
600 4.750%, 6/01/39 6/24 at 100.00 601,878
2,650 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37, (AMT),
144A
4/24 at 100.00 2,568,706
Total Industrials 4,576,503
Long-Term Care - 8.2% (5.0% of Total Investments)
805 Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The
Homestead at Anoka, Inc. Project, Series 2014, 5.125%, 11/01/49
11/24 at 100.00 694,490
380 Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty
Ford Foundation Project, Series 2014, 4.000%, 11/01/39
11/24 at 100.00 353,526
875 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption
Home, Inc., Refunding Series 2013, 5.200%, 3/01/43
4/24 at 100.00 726,932
Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior
Housing, Inc., Refunding Series 2015:
175 5.250%, 1/01/40 4/24 at 100.00 145,373
850 5.250%, 1/01/46 4/24 at 100.00 677,537
500 Dakota County Community Development Agency, Minnesota, Senior
Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series
2016A, 5.000%, 8/01/51, 144A
4/24 at 100.00 462,799
750 Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Ecumen Abiitan Mill City Project,  Series 2015, 5.250%, 11/01/45
4/24 at 100.00 673,040
215 Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Woodcrest of Country Manor Project, Series 2019 A, 5.000%, 7/01/55
7/24 at 102.00 176,972
500 Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing
and Health Care Revenue Bonds, Episcopal Homes Project, Series 2013,
5.125%, 5/01/48
4/24 at 100.00 416,741

Nuveen Minnesota Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

NMS
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care (continued)
Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds,
Presbyterian Homes Bloomington Project, Refunding Series 2017:
$ 500 4.125%, 9/01/34 9/24 at 100.00 $ 477,198
350 4.125%, 9/01/35 9/24 at 100.00 330,797
585 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds,
Good Shepherd Luthran Home, Refunding Series 2013, 5.125%, 1/01/39
4/24 at 100.00 502,149
500 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior
Living Community, Refunding Series 2019, 5.000%, 8/01/49
8/24 at 102.00 492,900
Total Long-Term Care 6,130,454
Tax Obligation/General - 31.8% (19.2% of Total Investments)
2,205 Bird Island-Olivia-Lake Lillian Independent School District 2534, Minnesota,
General Obligation Bonds, School Building Series 2024A, 5.000%, 2/01/49
2/34 at 100.00 2,425,773
Brainerd Independent School District 181, Crow Wing County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2018D:
1,015 4.000%, 2/01/38 2/27 at 100.00 1,031,464
1,055 4.000%, 2/01/39 2/27 at 100.00 1,064,387
1,000 Brainerd Independent School District 181, Crow Wing County, Minnesota,
General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42
2/27 at 100.00 998,028
1,020 Brooklyn Center Independent School District 286, Minnesota, General
Obligation Bonds, Series 2018A, 4.000%, 2/01/43
2/27 at 100.00 1,024,677
300 Circle Pines Independent School District 12, Centennial, Minnesota, General
Obligation Bonds, School Building Series 2015A, 0.010%, 2/01/35
2/25 at 67.23 194,753
1,000 Cloquet Independent School District 94, Carlton and Sant Louis Counties,
Minnesota, General Obligation Bonds, School Building Series 2015B, 4.000%,
2/01/36
2/25 at 100.00 1,004,520
1,000 Corcoran, Minnesota, General Obligation Bonds, Series 2023A, 4.000%,
2/01/48 - BAM Insured
2/31 at 100.00 989,055
500 Dover-Eyota Independent School District 533, Minnesota, General Obligation
Bonds, School Building   Facilities Maintenance Series 2023A, 4.000%,
2/01/44
2/31 at 100.00 501,100
540 Duluth Independent School District 709, Saint Louis County, Minnesota,
General Obligation Bonds, Capital Appreciation Series 2021C, 0.000%,
2/01/33
2/28 at 89.86 367,593
500 GFW Independent School District No. 2365, Sibley, Renville, McLeod and
Nicollet Counties, Minnesota, General Obligation School Building Bonds,
Series 2023A, 5.000%, 2/01/48
2/31 at 100.00 540,180
1,000 Independent School District 621, Mounds View, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42
2/27 at 100.00 1,004,190
Independent School District No. 2397 (Le Sueur-Henderson), Minnesota,
General Obligation School Building Bonds, Series 2022A:
1,145 5.000%, 2/01/36 2/31 at 100.00 1,310,619
1,000 4.500%, 2/01/41 2/31 at 100.00 1,046,584
1,500 Maple River Independent School District 2135, Minnesota, General
Obligation Bonds, School Building Series 2020A, 4.000%, 2/01/50
2/30 at 100.00 1,458,761
1,345 Minneapolis, Minnesota, General Obligation Bonds, Improvement & Various
Purpose Series 2018, 4.000%, 12/01/40
12/26 at 100.00 1,356,954
310 Minnetonka Independent School District 276, Hennepin County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2023B, 5.000%,
2/01/39
2/32 at 100.00 345,819
1,000 Roseville Independent School District 623, Ramsey County, Minnesota,
General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/34
2/27 at 100.00 1,031,006
1,000 Round Lake-Brewster Independent School District 2907, Minnesota, General
Obligation Bonds, School Building Series 2023A, 4.000%, 2/01/42
2/32 at 100.00 1,005,734
1,000 Saint James Independent School District 840, Minnesota, General Obligation
Bonds, School Building Series 2015B, 4.000%, 2/01/45
2/26 at 100.00 1,004,508
1,000 Saint Louis Park Independent School District 283, Hennepin County,
Minnesota, General Obligation Bonds, School Building Series 2022A,
5.000%, 2/01/36
2/31 at 100.00 1,132,620
1,000 Sartell Independent School District 748, Stearns County, Minnesota, General
Obligation Bonds, School Building Capital Appreciation Series 2016B,
0.000%, 2/01/39
2/25 at 62.98 495,728
800 Sartell, Minnesota, General Obligation Bonds, Series 2022A, 4.000%, 2/01/43 2/30 at 100.00 804,609

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 1,500 Sibley East Independent School District 2310, Sibley, Minnesota, General
Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/40
2/25 at 100.00 $ 1,503,536
Total Tax Obligation/General 23,642,198
Tax Obligation/Limited - 17.1% (10.3% of Total Investments)
1,000 Anoka-Hennepin Independent School District 11, Minnesota, Certificates of
ParticIpation, Series 2015A, 4.000%, 2/01/41
4/24 at 100.00 996,787
500 Elbow Lake Economic Development Authority, Minnesota, Lease Revenue
Bonds, Grant County Public Project, Series 2023A, 5.000%, 12/15/44
12/32 at 100.00 512,995
500 Minneapolis, Minnesota, Tax Incriment Revenue Bonds, Ivy Tower Project,
Series 2015, 5.000%, 3/01/29
4/24 at 100.00 500,096
200 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2017A, 4.000%, 8/01/35
8/27 at 100.00 206,994
500 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D, 4.000%, 8/01/39
8/28 at 100.00 501,243
1,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022A, 5.000%, 8/01/40
8/32 at 100.00 1,122,242
2,230 Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State
Appropriation Series 2011, 5.000%, 8/01/31
4/24 at 100.00 2,233,056
1,595 New London Economic Development Authority, Minnesota, Lease Revenue
Bonds, SWWC Service Cooperative Lease With Option to Purchase Project,
Public Series 2023, 4.500%, 2/01/33
2/28 at 100.00 1,610,881
1,000 Northeast Metropolitan Intermediate School District 916, White Bear Lake,
Minnesota, Certificates of Particpation, Series 2015A, 3.750%, 2/01/36
2/25 at 100.00 1,003,468
750 Northeast Metropolitan Intermediate School District 916, White Bear Lake,
Minnesota, Certificates of Particpation, Series 2015B, 4.000%, 2/01/42
2/25 at 100.00 744,591
Saint Cloud Independent School District 742, Stearns County, Minnesota,
Certificates of Participation, Saint Cloud Area Public Schools, Series 2017A:
145 5.000%, 2/01/32 2/25 at 100.00 147,075
500 4.000%, 2/01/38 2/25 at 100.00 501,273
Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily
Housing Revenue Bonds, 2700 University at Westgate Station, Series 2015B:
455 4.875%, 4/01/30 4/24 at 100.00 455,027
825 5.250%, 4/01/43 4/24 at 100.00 806,499
800 Saint Paul, Minnesota, Sales Tax Revenue Bonds, Series 2014G, 3.750%,
11/01/33
11/24 at 100.00 801,750
635 Zumbro Education District 6012, Minnesota, Certificates of Participation
Series 2021A, 4.000%, 2/01/41
2/31 at 100.00 586,586
Total Tax Obligation/Limited 12,730,563
Transportation - 10.3% (6.2% of Total Investments)
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport
Revenue Bonds, Refunding Subordinate Lien Series 2019A:
300 5.000%, 1/01/39 7/29 at 100.00 325,426
500 5.000%, 1/01/44 7/29 at 100.00 534,451
250 5.000%, 1/01/49 7/29 at 100.00 264,589
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport
Revenue Bonds, Refunding Subordinate Lien Series 2019B:
1,000 5.000%, 1/01/44, (AMT) 7/29 at 100.00 1,038,883
2,000 5.000%, 1/01/49, (AMT) 7/29 at 100.00 2,057,372
1,600 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport
Revenue Bonds, Senior Lien Series 2016C, 5.000%, 1/01/46
1/27 at 100.00 1,656,105
500 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport
Revenue Bonds, Subordinate Lien Series 2022A, 5.000%, 1/01/52
1/32 at 100.00 538,499
1,175 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport
Revenue Bonds, Subordinate Lien Series 2022B, 5.250%, 1/01/47, (AMT)
1/32 at 100.00 1,259,733
Total Transportation 7,675,058
U.S. Guaranteed - 0.8% (0.5% of Total Investments) (c)
580 St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue
Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/44, (Pre-refunded
11/15/25)
11/25 at 100.00 597,169
Total U.S. Guaranteed 597,169

Nuveen Minnesota Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

NMS
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities - 12.2% (7.4% of Total Investments)
$ 415 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 $ 420,881
30 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 30,955
500 Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding
Series 2014A, 4.000%, 10/01/33
10/24 at 100.00 500,110
Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2016:
965 5.000%, 10/01/35 10/26 at 100.00 1,005,573
2,795 5.000%, 10/01/47 10/26 at 100.00 2,851,491
655 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series
2021-1. 501 C3, 4.000%, 10/01/41
10/27 at 100.00 630,583
200 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series
2023-3, 4.750%, 10/01/43
10/33 at 100.00 206,998
100 Southern Minnesota Municipal Power Agency, Power Supply System Revenue
Bonds, Series 1994A, 0.000%, 1/01/26 - NPFG Insured
No Opt. Call 93,367
3,200 Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Series 2018A, 5.000%, 1/01/49
7/28 at 100.00 3,326,657
Total Utilities 9,066,615
Total Municipal Bonds
(cost $123,588,158) 122,897,188
Total Long-Term Investments
(cost $123,588,158) 122,897,188
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  0.2% (0.1% of Total Investments)
X 150,000
MUNICIPAL BONDS - 0.2%  (0.1% of Total Investments) X 150,000
Health Care - 0 .2% ( 0 .1 % of Total Investments)
Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series
2018A:
$ 150 (d)
3.600%, 11/15/48, (Mandatory Put 2/29/24)
2/24 at 100.00 $ 150,000
Total Health Care 150,000
Total Municipal Bonds
(cost $150,000) 150,000
Total Short-Term Investments
(cost $150,000) 150,000
Total Investments
(cost $123,738,158) - 165.4% 123,047,188
AMTP Shares, Net - (66.9)% (e) (49,776,642)
Other Assets & Liabilities, Net - 1.5% 1,117,375
Net Assets Applicable to Common Shares - 100% $ 74,387,921

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 122,897,188 $ – $ 122,897,188
Short-Term Investments:
Municipal Bonds – 150,000 – 150,000
Total
$ – $ 123,047,188 $ – $ 123,047,188
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(e) AMTP Shares, Net as a percentage of Total Investments is 40.5%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax